Schedule of Investments (unaudited)
September 30, 2024
BlackRock LifePath® Index 2035 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 66.5%
iShares Core MSCI Total International Stock ETF(b)	30,254,836	$ 2,197,408,739
iShares Developed Real Estate Index Fund, Class K	31,610,132	331,906,388
Large Cap Index Master Portfolio	$3,996,231,663	3,996,231,663
Master Small Cap Index Series	$288,813,345	288,813,345
		6,814,360,135
Fixed-Income Funds — 33.5%
iShares TIPS Bond ETF	5,473,058	604,608,717
iShares U.S. Intermediate Credit Bond Index Fund	51,201,900	521,235,345
iShares U.S. Intermediate Government Bond Index Fund	64,640,401	645,757,603
iShares U.S. Long Credit Bond Index Fund	42,740,038	412,868,769
iShares U.S. Long Government Bond Index Fund	55,065,186	467,503,430
iShares U.S. Securitized Bond Index Fund	80,438,486	779,448,932
		3,431,422,796

Security	Shares	Value
Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(c)(d)	2,987,311	$ 2,990,000
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(c)	12,894,834	12,894,833
		15,884,833
Total Investments — 100.1% (Cost: $7,718,199,881)		10,261,667,764
Liabilities in Excess of Other Assets — (0.1)%		(9,190,163)
Net Assets — 100.0%		$ 10,252,477,601

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares/ Investment Value Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 1,010,537	$ 1,961,352 (a)	$ —	$ 18,191	$ (80)	$ 2,990,000	2,987,311	$ 35,080 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	30,762,070	—	(17,867,237)(a)	—	—	12,894,833	12,894,834	675,791	—
iShares Core MSCI Total International Stock ETF	1,986,745,346	138,856,500	(164,750,643)	7,801,173	228,756,363	2,197,408,739	30,254,836	29,974,462	—
iShares Developed Real Estate Index Fund, Class K	295,713,851	29,736,280	(26,145,485)	(2,388,543)	34,990,285	331,906,388	31,610,132	5,726,503	—
iShares TIPS Bond ETF	503,360,944	92,540,788	(7,824,936)	(1,577,011)	18,108,932	604,608,717	5,473,058	11,093,401	—
iShares U.S. Intermediate Credit Bond Index Fund	389,346,265	124,885,145	(5,606,695)	(88,650)	12,699,280	521,235,345	51,201,900	14,629,860	—
iShares U.S. Intermediate Government Bond Index Fund	528,775,210	111,032,670	(6,984,174)	(240,505)	13,174,402	645,757,603	64,640,401	13,004,325	—
iShares U.S. Long Credit Bond Index Fund	370,780,858	45,097,173	(8,075,984)	(842,485)	5,909,207	412,868,769	42,740,038	14,801,633	—
iShares U.S. Long Government Bond Index Fund	380,252,240	94,348,907	(10,626,599)	(2,356,121)	5,885,003	467,503,430	55,065,186	11,994,905	—
iShares U.S. Securitized Bond Index Fund	658,005,770	115,737,320	(10,697,033)	(743,981)	17,146,856	779,448,932	80,438,486	20,134,411	—
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock LifePath® Index 2035 Fund

Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares/ Investment Value Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
Master Small Cap Index Series	$ 224,095,551	$ 39,064,181 (a)(c)	$ —	$ 9,267,488	$ 16,386,125	$ 288,813,345	$288,813,345	$ 2,573,430	$ —
Large Cap Index Master Portfolio	3,440,282,293	—	(119,312,423)(a)(c)	14,241,176	661,020,617	3,996,231,663	$3,996,231,663	37,848,678	—
				$ 23,090,732	$ 1,014,076,990	$ 10,261,667,764		$ 162,492,479	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 2,529,315,127	$ —	$ —	$ 2,529,315,127
Fixed-Income Funds	3,431,422,796	—	—	3,431,422,796
Money Market Funds	15,884,833	—	—	15,884,833
	$5,976,622,756	$—	$—	5,976,622,756
Investments Valued at NAV(a)				4,285,045,008
				$ 10,261,667,764

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International